Basis of Preparation and Significant Accounting Policies - Schedule of useful life of intangible assets (Details)	12 Months Ended
Dec. 31, 2022
Intellectual property | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets	5 years
Intellectual property | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets	3 years
Other intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets	15 years
Other intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets	4 years
Computer software assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets	10 years
Computer software assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangible assets	1 year